Property and Equipment - Summary of Property Plant and Equipment (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2016	Dec. 31, 2015
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment, net	₩ 946	₩ 478	₩ 650	₩ 650
Machinery
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment, net	654	231	337	337
Office Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment, net	165	103	156	156
Leasehold Improvements
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment, net	127	144	157	₩ 157
Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment, net	(8,797)	(8,779)	(9,906)
Accumulated Depreciation | Machinery
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment, net	(6,141)	(6,306)	(7,505)
Accumulated Depreciation | Office Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment, net	(1,702)	(1,611)	(1,594)
Accumulated Depreciation | Leasehold Improvements
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment, net	(954)	(862)	(807)
Acquisition Price
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment, net	9,743	9,257	10,556
Acquisition Price | Machinery
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment, net	6,795	6,537	7,842
Acquisition Price | Office Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment, net	1,867	1,714	1,750
Acquisition Price | Leasehold Improvements
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment, net	₩ 1,081	₩ 1,006	₩ 964